UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06096

            The Torray Fund
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1100

            Bethesda, MD 20814-6523
(Address of principal executive offices) (Zip code)

William M Lane
The Torray Corporation
7501 Wisconsin Avenue, Suite 1100

            Bethesda, MD 20814-6523
(Name and address of agent for service)

registrant’s telephone number, including area code: 301-493-4600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Torray Fund

Letter to Shareholders

August 1, 2005

Dear Fellow Shareholders:

The Torray Fund depreciated 3.8% during the first half of 2005, compared to a loss of 0.8% for the Standard & Poor’s 500 Index. While our 5 and 10-year returns, and those since inception 14- 1/2 years ago, are better than the market’s, results have lagged over the last several years despite the fact that earnings and free cash flow of our high quality companies have steadily risen. This combination of growing profits and shrinking valuations cannot go on indefinitely. Given today’s low inflation and interest rates, we believe the Fund’s intrinsic value now exceeds its price and, in due course, the shares will reflect that reality.

The decade of the ‘90s was the second best on record for stocks — up 18.2% compounded annually, 433% cumulatively. Only the “fabulous ‘50s” were better, 19.2% and 481%. The 1920s placed third at 14.9% and 302%. Each of these booms was followed by two decades of single-digit returns. The twenty-first century has started off the same way. Stocks have lost 2.2% annually for the last five-and-a-half years, mirroring, at least so far, the earlier periods of sub-par performance in the aftermath of a bull market. If prices were to remain at current levels for another 18 months, the market’s trailing 10-year result would come in at 6.2%, ranking it among the worst since 1920. On a positive note, inflation, interest rates and unemployment are at low levels, the economy is strong, profits are rising, corporate balance sheets are the best they’ve been in years, and valuations have fallen dramatically. All in all, the outlook seems pretty good. Barring unforeseen negatives, we believe stocks should begin to do better. And, even if returns are nowhere near what they were in the ‘90s — a likely scenario — they should still top those of competing alternatives. The time to worry was half a decade ago, not now.

With these perspectives in mind, we continue to increase our own holdings in The Torray Fund, knowing it is a sound investment and recognizing that actions speak louder than words. If we don’t invest, why should you? A number of shareholders have done the opposite this year, quite a few, we’ve learned, on the advice of financial intermediaries. Some people simply can’t resist the lure of a rising price. If their investment’s not moving, and they spy one that is, off they go, regardless of fundamentals or anything else. While we hope this works out for them, our experience tells us it won’t.

As the second half of the 1990s began to unfold, we witnessed this performance-chasing phenomenon first-hand. Memories of the 1987 crash, which took stocks down 30% in two days, were still there; 1990 had been a bad year as well and, in 1994, highly-leveraged speculators suf -

1

The Torray Fund

Letter to Shareholders

August 1, 2005

fered huge losses playing the bond market. Investors were gloomy, sentiment negative and expectations low. We were going along minding our own business, buying some of the companies we still own and others like them. Out of the blue, stocks surged and our Fund made 50% in 1995, 29% in ‘96 and 37% in ‘97. The market also advanced, though not as much, and the rally lasted another two years. By the time it ended, The Torray Fund had made 29% compounded annually for five years.

At the top, the combined value of U.S. stocks reached a record 170% of Gross Domestic Product (the country’s entire annual economic output). But, investors were too busy making money to notice. The higher prices went, the more they bought, and the riskier their choices became. Had they known that since 1926 this measure of the market’s value relative to the economy averaged 58%, their enthusiasm might have been tempered. Even at the peak in 1929, the gauge stood at 89%; today it is about 115%. While the current ratio is well above average, we’re comfortable with our position because it is centered on specific quality companies that are reasonably priced, not the overall market.

When the media and rating services got wind of our results, the Fund was featured in major metropolitan dailies, magazines, and on radio and television. For a while we felt like rock stars. Our phones rang off the hook and the money poured in. Although we think investors made a wise choice at the time, there seems little doubt it was based on totally unsustainable, short-term results. No one appeared interested in what we were doing or why. The controlling feature was simply that The Torray Fund’s price was going up faster than the market and the vast majority of other funds.

Today, the situation is reversed. Our stock has been flat to slightly off for months, the market is lackluster, and we’ve experienced redemptions. None of this concerns us in the least, and it should not concern you. Just as the earlier five-year cycle turned down, this one will turn up. Nevertheless, the current pattern of outflows suggests some investors either don’t believe it or they’re worn out by recent results. We think it’s mostly the latter. This is unfortunate because, viewed from a broader perspective, the picture is really quite bright. Counting $7.21 of reinvested dividends, the Fund has returned 3.1% compounded over the last five years. Though not an exciting number, popular market averages fared far worse: the S&P 500, Dow Jones Industrials and Nasdaq lost 2.4%, 1.7%, and 12.3% per year; mutual funds made only 0.4%, and money market funds, 2.4%. Even more encouraging is the fact that between 1995 and mid-2000,

2

The Torray Fund

Letter to Shareholders

August 1, 2005

we earned 24.2% annually, bringing our 10- 1/2 year up-and-down-cycle return to 13.7% per year, compared to 11.4% for the S&P 500. The following charts have been included to highlight how very well things have turned out, and to underscore the importance of thinking not in months and quarters, but years.

The Torray Fund

Growth of $1 Since Inception (14.5 Years)

Robert E. Torray & Co. Inc.

Growth of $1 Since Inception (32.5 Years)

3

The Torray Fund

Letter to Shareholders

August 1, 2005

If one had been in either of these situations from the start, would there be cause for concern over the brief leveling off of results? We say no. While some will respond they bought in only last year, that has no bearing on our management of the Fund or its record. The clock doesn’t reset with each new investor. Our job, and we’re sticking to it, is to analyze businesses and buy the ones we judge are best. If we’re successful, our share price will take care of itself, as it has from the beginning. As we move forward, your Management will continue applying the same principles employed all along, confident that in so doing The Torray Fund will generate a safe and reasonable return for you. We thank you for your investment.

Sincerely,

Robert E. Torray	Douglas C. Eby

4

The Torray Fund

PERFORMANCE DATA

As of June 30, 2005 (unaudited)

Total Rates of Return on an Investment in The Torray Fund vs. the S&P 500 Index

For the periods ended June 30, 2005:

	1 Year	3 Years	5 Years	10 Years	Since Inception 12/31/90
The Torray Fund	0.36%	6.67%	3.08%	12.20%	13.26%
S&P 500 Index	6.32%	8.28%	-2.37%	9.93%	11.51%

Cumulative Returns for the 14 1/2 years ended June 30, 2005

The Torray Fund	508.17%
S&P 500 Index	385.23%

5

The Torray Fund

PERFORMANCE DATA

As of June 30, 2005 (unaudited)

Change in Value of $10,000 Invested on December 31, 1990 (commencement of operations) to:

	12/31/92	12/31/94	12/31/96	12/31/98	12/31/00	12/31/02	12/31/04	06/30/05
The Torray Fund	$14,523	$15,821	$30,719	$45,576	$54,609	$47,236	$63,227	$60,817
S&P 500 Index	$14,047	$15,666	$26,499	$45,438	$49,993	$34,318	$48,811	$48,523

6

The Torray Fund

FUND PROFILE (unaudited)

As of June 30, 2005

DIVERSIFICATION (% of net assets)

Diversified Financial Services	25.56%
Diversified Manufacturing	10.17%
Media & Entertainment	9.76%
Aerospace & Defense	8.93%
Diversified Medical Products	8.71%
Data Processing & Management	7.47%
Pharmaceuticals	5.67%
Health Care Services	4.25%
Communications Services	3.87%
Specialty Retail	3.38%
Computer Systems & Integration	2.64%
Printing & Imaging	2.26%
Electronic Equipment	1.36%
Beverages	1.05%
Real Estate	1.03%
Utilities	0.79%
Banking	0.47%
Diversified Telecommunications Services	0.32%
Energy	0.11%
Automotive	0.07%
Convertible Bond	1.95%
Other Assets Less Liabilities	0.18%

100.00%

TOP TEN HOLDINGS
1.	First Data Corporation
2.	Amgen Inc.
3.	Cardinal Health, Inc.
4.	Univision Communications Inc.
5.	Illinois Tool Works Inc.
6.	AMBAC Financial Group, Inc.
7.	United Technologies Corporation
8.	American Express Company
9.	Abbott Laboratories
10.	O'Reilly Automotive, Inc.

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$1,479
Number of Stocks		43
Average Portfolio Turnover		29.1%	*
P/E Multiple (forward)		16.1x
Portfolio Yield		1.3%
Market Capitalization	Average	53.3 B
	Median	23.3 B

*	Since inception through 12/31/04

7

The Torray Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

Shares		Market Value
COMMON STOCK 97.87%

25.56% DIVERSIFIED FINANCIAL SERVICES
855,700	AMBAC Financial Group, Inc.	$59,693,632
1,067,300	American Express Company	56,812,379
136,105	Markel Corporation *	46,139,595
541,600	Franklin Resources, Inc.	41,692,368
401,700	The Goldman Sachs Group, Inc.	40,981,434
1,405,000	Allied Capital Corporation	40,899,550
228,400	Fairfax Financial Holdings Limited	37,914,400
411,700	American International Group, Inc.	23,919,770
572,062	JPMorgan Chase & Co.	20,205,230
1,546,400	LaBranche & Co. Inc. *	9,742,320

	378,000,678

10.17% DIVERSIFIED MANUFACTURING
755,800	Illinois Tool Works Inc.	60,222,144
989,400	General Electric Company	34,282,710
497,800	Emerson Electric Co.	31,177,214
472,400	Danaher Corporation	24,725,416

		150,407,484

9.76% MEDIA & ENTERTAINMENT
2,674,800	Univision Communications Inc. *	62,229,940
2,005,700	The Walt Disney Company	38,316,406
747,400	Clear Channel Communications, Inc.	23,117,082
420,200	Tribune Company	14,782,636
82,800	Gannett Co., Inc.	5,889,564

		144,335,628

8.93% AEROSPACE & DEFENSE
1,123,000	United Technologies Corporation	57,666,050
1,051,200	Honeywell International Inc.	38,505,456
327,100	General Dynamics Corporation	35,830,534

		132,002,040

8

The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2005 (unaudited)

Shares		Market Value

8.71% DIVERSIFIED MEDICAL PRODUCTS
1,032,100	Abbott Laboratories	$50,583,221
793,700	Medtronic, Inc.	41,105,723
569,900	Johnson & Johnson	37,043,500

		128,732,444

7.47% DATA PROCESSING & MANAGEMENT
1,827,700	First Data Corporation	73,363,878
884,700	Automatic Data Processing, Inc.	37,130,859

		110,494,737

5.67% PHARMACEUTICALS
1,079,400	Amgen Inc. *	65,260,524
673,000	Pfizer Inc.	18,561,340

		83,821,864

4.25% HEALTH CARE SERVICES
1,091,400	Cardinal Health, Inc.	62,842,812

3.87% COMMUNICATIONS SERVICES
2,629,060	The DIRECTV Group, Inc. *	40,750,430
547,400	EchoStar Communications Corporation *	16,504,110

		57,254,540

3.38% SPECIALTY RETAIL
1,677,600	O'Reilly Automotive, Inc. *	50,009,256

2.64% COMPUTER SYSTEMS & INTEGRATION
1,498,400	Intel Corporation	39,048,304

2.26% PRINTING & IMAGING
1,245,600	Eastman Kodak Company	33,444,360

1.36% ELECTRONIC EQUIPMENT
873,200	Agilent Technologies, Inc. *	20,101,064

1.05% BEVERAGES
337,500	Anheuser-Busch Cos., Inc.	15,440,625

9

The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2005 (unaudited)

Shares		Market Value

1.03% REAL ESTATE
422,500	CarrAmerica Realty Corporation	$15,286,050

0.79% UTILITIES
941,600	Sierra Pacific Resources *	11,722,920

0.47% BANKING
151,000	Bank of America Corporation	6,887,110

0.32% DIVERSIFIED TELECOMMUNICATIONS SERVICES
200,400	SBC Communications Inc.	4,759,500

0.11% ENERGY
75,000	Pengrowth Energy Trust ‘A’	1,668,750

0.07% AUTOMOTIVE
63,100	Dana Corporation	948,292

TOTAL COMMON STOCK 97.87%		1,447,208,458
(cost $1,291,658,956)
Principal Amount ($)

CONVERTIBLE BOND 1.95%
30,000,000	Level 3 Communications 10.00% due 2011	28,754,700
(cost $30,000,000)

TOTAL PORTFOLIO SECURITIES 99.82%		1,475,963,158
(cost $1,321,658,956)

OTHER ASSETS LESS LIABILITIES 0.18%		2,681,732

NET ASSETS 100.00%		$1,478,644,890

*	Non-income producing securities

See notes to the financial statements.

10

The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS
Investments in securities at value (cost $1,321,658,956)	$1,475,963,158
Receivable for investments sold	7,705,106
Interest and dividends receivable	2,349,826
Receivable for fund shares sold	625,754
Prepaid insurance and filing fees	42,580

TOTAL ASSETS	1,486,686,424

LIABILITIES
Payable to custodian	3,734,547
Payable for investments purchased	950,816
Payable for fund shares redeemed	1,866,513
Payable to advisor	1,238,714
Accrued expenses	250,944

TOTAL LIABILITIES	8,041,534

NET ASSETS	$1,478,644,890

Shares of beneficial interest ($1 stated value, 37,772,173 shares outstanding, unlimited shares authorized)	$37,772,173
Paid-in-capital in excess of par	1,216,015,712
Accumulated net investment income	506,022
Accumulated net realized gain on investments	70,046,781
Net unrealized appreciation of investments	154,304,202

TOTAL NET ASSETS	$1,478,644,890

Per Share	$39.15

See notes to the financial statements.

11

The Torray Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005 (unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $56,170)	$12,499,379
Interest income	762,188

Total income	13,261,567

EXPENSES
Management fees	7,845,156
Transfer agent fees & expenses	389,961
Printing, postage & mailing	48,063
Custodian fees	56,420
Trustees’ fees	24,000
Insurance	28,452
Registration & filing fees	28,261
Legal fees	30,198
Audit fees	16,096

Total expenses	8,466,607

NET INVESTMENT INCOME	4,794,960

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	70,991,553
Net change in unrealized appreciation on investments	(140,887,890)

Net realized and unrealized (loss) on investments	(69,896,337)

NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(65,101,377)

See notes to the financial statements.

12

The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/05 (unaudited)	Year ended 12/31/04
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,794,960	$6,895,913
Net realized gain on investments	70,991,553	48,800,088
Capital gain distributions from investment companies	—	1,389,124
Net change in unrealized appreciation on investments	(140,887,890)	55,913,967

Net increase (decrease) in net assets from operations	(65,101,377)	112,999,092

Distributions to Shareholders from:
Net investment income ($0.110 and $0.165 per share, respectively)	(4,288,938)	(6,932,648)
Net realized gains ($0.254 and $1.423 per share, respectively)	(9,555,581)	(59,599,089)

Total distributions	(13,844,519)	(66,531,737)

Shares of Beneficial Interest
Increase (decrease) from share transactions	(176,909,628)	32,754,527

Total increase (decrease)	(255,855,524)	79,221,882

Net Assets — Beginning of Period	1,734,500,414	1,655,278,532

Net Assets — End of Period	$1,478,644,890	$1,734,500,414

Accumulated net investment income	$506,022	$—

See notes to the financial statements.

13

The Torray Fund

FINANCIAL HIGHLIGHTS

For a share outstanding:

PER SHARE DATA

	Six months ended 06/30/05 (unaudited)	Years ended December 31:
		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$41.080	$39.980	$32.240	$37.530	$39.790	$44.310

Income (loss) from investment operations:
Net investment income	0.120	0.165	0.220	0.205	0.172	0.265
Net gains (losses) on securities (both realized and unrealized)	(1.686)	2.523	7.864	(5.083)	(0.489)	(1.730)

Total from investment operations	(1.566)	2.688	8.084	(4.878)	(0.317)	(1.465)

Less: Distributions
Dividends (from net investment income)	(0.110)	(0.165)	(0.220)	(0.205)	(0.184)	(0.253)
Distributions (from capital gains)	(0.254)	(1.423)	(0.124)	(0.207)	(1.759)	(2.802)

Total distributions	(0.364)	(1.588)	(0.344)	(0.412)	(1.943)	(3.055)

Net Asset Value, End of Period	$39.150	$41.080	$39.980	$32.240	$37.530	$39.790

TOTAL RETURN(1)	(3.82%)	6.90%	25.19%	(13.05%)	(0.52%)	(3.38%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$1,478,645	$1,734,500	$1,655,279	$1,367,536	$1,638,814	$1,820,972
Ratios of expenses to average net assets	1.08%*	1.08%	1.11%	1.07%	1.07%	1.06%
Ratios of net income to average net assets	0.61%*	0.41%	0.62%	0.58%	0.45%	0.64%
Portfolio turnover rate	21.09%	27.12%	37.11%	22.52%	37.56%	45.44%

*	Annualized
(1)	Past performance is not predictive of future performance.

See notes to the financial statements.

14

The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2005 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Fund ("Fund") is a separate series of The Torray Fund ("Trust"). The Trust is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Trust was organized as a business trust under Massachusetts law. The Fund's primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund's investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which The Torray Corporation (the "Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no Federal income tax provision is required.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund's net assets by the number of shares outstanding.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

15

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2005 (unaudited)

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/05		Year ended 12/31/04
	Shares	Amount	Shares	Amount
Shares issued	1,731,328	$68,635,284	6,330,626	$254,788,909
Reinvestments of dividends and distributions	332,319	13,088,661	1,586,647	63,147,856
Shares redeemed	(6,511,118)	(258,633,573)	(7,099,087)	(285,182,238)

	(4,447,471)	$(176,909,628)	818,186	$32,754,527

Officers, Trustees and affiliated persons of The Torray Fund and their families directly or indirectly control 1,948,909 shares or 5.16% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2005, aggregated $332,557,473 and $518,570,708, respectively. Net unrealized appreciation of investments at June 30, 2005, includes aggregate unrealized gains of $203,578,127 and unrealized losses of $49,273,925.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, The Torray Corporation provides investment advisory and administrative services to the Fund. The Fund pays The Torray Corporation a management fee, computed daily and payable monthly at the annual rate of one percent of the Fund's average daily net assets. During the six months ended June 30, 2005, The Torray Fund paid management fees of $7,845,156.

Excluding the management fee, other expenses incurred by the Fund during the six months ended June 30, 2005, totaled $621,451. These expenses include all costs associated with the Fund’s operations including transfer agent fees, Independent Trustees’ fees ($10,000 per annum and $1,000 for each Board meeting attended), taxes, dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

Certain officers and Trustees of the Fund are also officers and/or shareholders of The Torray Corporation.

16

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2005 (unaudited)

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

	Six months ended 06/30/05	2004
Distributions paid from:
Ordinary income	$4,288,938	$13,670,506
Long-term capital gain	9,555,581	52,861,231

	$13,844,519	$66,531,737

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	$9,555,581
Unrealized appreciation	294,247,320

$303,802,901

The following information is based upon the federal income tax basis of investment securities as of June 30, 2005:

Gross unrealized appreciation	$203,578,127
Gross unrealized depreciation	(49,273,925)

Net unrealized appreciation	$154,304,202

Federal income tax basis	$1,321,658,956

The primary difference between book basis and tax basis distributions and distributable earnings is different book and tax treatment of short-term capital gains and the tax deferral of losses on wash sales.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

17

The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES (unaudited)

As of June 30, 2005

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

18

The Torray Fund

ABOUT YOUR FUND’S EXPENSES (unaudited)

As of June 30, 2005

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

19

The Torray Fund

ABOUT YOUR FUND’S EXPENSES (unaudited)

As of June 30, 2005

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value 12/31/04	Ending Account Value 06/30/05	Expenses Paid During Period*
Based on the actual Fund return	$1,000.00	$961.80	$5.25
Based on a hypothetical 5% annual return less expenses	$1,000.00	$1,019.44	$5.41

*Annualized expense ratio — 1.08%

20

TRUSTEES

Douglas C. Eby

Bruce C. Ellis

Patricia Kavanagh

William M Lane

Carl C. MacCartee, Jr.

Robert P. Moltz

Charlene R. Nunley

Roy A. Schotland

Wayne H. Shaner

Robert E. Torray

INVESTMENT ADVISOR

The Torray Corporation

OFFICERS

Robert E. Torray, President

Douglas C. Eby, Vice President

William M Lane, Vice President

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102-1732

TRANSFER AGENT

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406-1212

LEGAL COUNSEL

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The

TORRAY

FUND

SEMI-ANNUAL REPORT

June 30, 2005

The Torray Fund

Suite 1100

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6523

(301) 493-4600

(800) 443-3036

The Torray Institutional Fund

Letter to Shareholders

August 1, 2005

Dear Fellow Shareholders:

The Torray Institutional Fund depreciated 3.1% during the first half of 2005, compared to a loss of 0.8% for the Standard & Poor’s 500 Index. Despite this brief downturn, the Fund has earned 4.3% compounded annually since its inception June 30, 2001. Though not an exciting number, popular market averages fared far worse: annualized, the S&P 500 and Dow Jones Industrials gained 1% and 1.6%; Nasdaq lost 1%, and money market funds made 1.6%. While our results have lagged for several years, we think the slow period is likely over. This view is based on the fact that earnings and free cash flow of the Fund’s high quality companies have been steadily rising, causing a significant decline in the portfolio’s price/earnings ratio. The combination of growing profits and shrinking valuations cannot go on indefinitely. Given today’s low inflation and interest rates, we believe the Fund’s intrinsic value now exceeds its price and, in due course, the shares will reflect that reality.

The decade of the ‘90s was the second best on record for stocks — up 18.2% compounded annually, 433% cumulatively. Only the “fabulous ‘50s” were better, 19.2% and 481%. The 1920s placed third at 14.9% and 302%. Each of these booms was followed by two decades of single-digit returns. The early twenty-first century has started off the same way. Stocks have lost 2.2% annually for the last five-and-a-half years, mirroring, at least so far, the earlier episodes of sub-par performance in the aftermath of a bull market. If prices were to remain at current levels for another 18 months, the market’s trailing 10-year result would come in at 6.2%, ranking it among the worst since 1920. On a positive note, inflation, interest rates and unemployment are at low levels, the economy is strong, profits are rising, corporate balance sheets are the best they’ve been in years, and valuations have fallen dramatically. All in all, the outlook seems pretty good. Barring unforeseen negatives, we believe stocks should begin to do better. And, even if returns are nowhere near what they were in the ‘90s — a likely scenario — they should still top those of competing alternatives. The time to worry was half a decade ago, not now.

Although our Fund has done well on a relative basis since inception, four years is too short a time frame for you to reach any conclusions. For that reason, we have noted in previous reports, and do so again here, the long records of The Torray Fund and our money management arm, Robert E. Torray & Co. Inc. Following are charts depicting their returns. We include them to highlight how very well things have turned out, and to underscore the importance of thinking not in months and quarters, but years.

1

The Torray Institutional Fund

Letter to Shareholders

August 1, 2005

The Torray Fund

Growth of $1 Since Inception (14.5 Years)

Robert E. Torray & Co. Inc.

Growth of $1 Since Inception (32.5 Years)

If one had been in either of these situations from the start, would there be cause for concern over the brief leveling off of results? We say no. While some will respond they bought in only last year, that has no bearing on our management of the Fund or its record. The clock doesn’t reset with each new investor. Our job, and we’re sticking to it, is to analyze businesses and buy the

2

The Torray Institutional Fund

Letter to Shareholders

August 1, 2005

ones we judge are best. If we’re successful, the share price will take care of itself. As we move forward, your Management will continue applying the same principles employed all along, confident that in so doing The Torray Institutional Fund will generate a safe and reasonable return for you. We thank you for your investment.

Sincerely,

Robert E. Torray	Douglas C. Eby

3

The Torray Institutional Fund

PERFORMANCE DATA

As of June 30, 2005 (unaudited)

Total Rates of Return on an Investment in The Torray Institutional Fund vs. the S&P 500 Index

For the periods ended June 30, 2005:

	1 Year	3 Years	Since Inception 06/30/01
The Torray Institutional Fund	1.10%	7.42%	4.36%
S&P 500 Index	6.32%	8.28%	1.01%

Cumulative Returns for the 4 years ended June 30, 2005

The Torray Institutional Fund	18.60%
S&P 500 Index	4.12%

4

The Torray Institutional Fund

PERFORMANCE DATA

As of June 30, 2005 (unaudited)

Change in Value of $5,000,000 Invested on June 30, 2001 (commencement of operations) to:

	06/30/01	12/31/01	12/31/02	12/31/03	12/31/04	06/30/05
The Torray Institutional Fund	$5,000,000	$5,199,000	$4,537,500	$5,724,500	$6,123,000	$5,930,000
S&P 500 Index	$5,000,000	$4,723,000	$3,682,500	$4,739,000	$5,255,500	$5,206,000

5

The Torray Institutional Fund

FUND PROFILE (unaudited)

As of June 30, 2005

DIVERSIFICATION (% of net assets)

Diversified Financial Services	27.56%
Diversified Manufacturing	10.93%
Media & Entertainment	10.18%
Aerospace & Defense	9.07%
Diversified Medical Products	7.61%
Data Processing & Management	6.15%
Pharmaceuticals	5.26%
Communications Services	3.95%
Health Care Services	3.76%
Computer Systems & Integration	2.97%
Specialty Retail	2.80%
Electronic Equipment	1.71%
Printing & Imaging	1.71%
Beverages	1.58%
Utilities	1.04%
Real Estate	0.56%
Banking	0.55%
Diversified Telecommunications Services	0.33%
Energy	0.14%
Automotive	0.06%
Convertible Bond	1.60%
Short-Term Investments	1.22%
Liabilities Less Other Assets	(0.74%	)

	100.00%

TOP TEN HOLDINGS
1.	United Technologies Corporation
2.	Illinois Tool Works Inc.
3.	First Data Corporation
4.	American Express Company
5.	Univision Communications Inc.
6.	AMBAC Financial Group, Inc.
7.	Cardinal Health, Inc.
8.	The Goldman Sachs Group, Inc.
9.	Amgen Inc.
10.	Franklin Resources, Inc.

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$1,196
Number of Stocks		43
Average Portfolio Turnover		15.4%*
P/E Multiple (forward)		15.9x
Portfolio Yield		1.3%
Market Capitalization	Average	53.3 B
	Median	23.3 B

*	Since inception through 12/31/04

6

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

Shares		Market Value
COMMON STOCK 97.92%

27.56% DIVERSIFIED FINANCIAL SERVICES
889,600	American Express Company	$47,353,408
655,800	AMBAC Financial Group, Inc.	45,748,608
435,500	The Goldman Sachs Group, Inc.	44,429,710
568,800	Franklin Resources, Inc.	43,786,224
190,200	Fairfax Financial Holdings Limited	31,573,200
1,017,300	Allied Capital Corporation	29,613,603
791,012	JPMorgan Chase & Co.	27,938,544
81,200	Markel Corporation *	27,526,800
385,900	American International Group, Inc.	22,420,790
1,446,800	LaBranche & Co. Inc. *	9,114,840

		329,505,727

10.93% DIVERSIFIED MANUFACTURING
637,600	Illinois Tool Works Inc.	50,803,968
934,800	General Electric Company	32,390,820
492,600	Danaher Corporation	25,782,684
345,500	Emerson Electric Co.	21,638,665

		130,616,137

10.18% MEDIA & ENTERTAINMENT
1,690,800	Univision Communications Inc. *	46,581,540
1,217,600	The Walt Disney Company	30,659,168
512,200	Tribune Company	18,019,196
545,300	Clear Channel Communications, Inc.	16,866,129
134,300	Gannett Co., Inc.	9,552,759

		121,678,792

9.07% AEROSPACE & DEFENSE
1,049,000	United Technologies Corporation	53,866,150
314,200	General Dynamics Corporation	34,417,468
551,700	Honeywell International Inc.	20,208,771

		108,492,389

7

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2005 (unaudited)

Shares		Market Value

7.61% DIVERSIFIED MEDICAL PRODUCTS
747,900	Medtronic, Inc.	$38,733,741
593,100	Abbott Laboratories	29,067,831
356,900	Johnson & Johnson	23,198,500

		91,000,072

6.15% DATA PROCESSING & MANAGEMENT
1,241,400	First Data Corporation	49,829,796
565,300	Automatic Data Processing, Inc.	23,725,641

		73,555,437

5.26% PHARMACEUTICALS
733,500	Amgen Inc. *	44,347,410
672,000	Pfizer Inc.	18,533,760

		62,881,170

3.95% COMMUNICATIONS SERVICES
2,148,544	The DIRECTV Group, Inc. *	33,302,432
460,700	EchoStar Communications Corporation *	13,890,105

		47,192,537

3.76% HEALTH CARE SERVICES
781,700	Cardinal Health, Inc.	45,010,286

2.97% COMPUTER SYSTEMS & INTEGRATION
1,361,800	Intel Corporation	35,488,508

2.80% SPECIALTY RETAIL
1,123,800	O’Reilly Automotive, Inc. *	33,500,478

1.71% ELECTRONIC EQUIPMENT
886,800	Agilent Technologies, Inc. *	20,414,136

1.71% PRINTING & IMAGING
759,500	Eastman Kodak Company	20,392,575

1.58% BEVERAGES
412,200	Anheuser-Busch Cos., Inc.	18,858,150

8

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2005 (unaudited)

Shares		Market Value

1.04% UTILITIES
1,000,000	Sierra Pacific Resources *	$12,450,000

0.56% REAL ESTATE
184,000	CarrAmerica Realty Corporation	6,657,120

0.55% BANKING
144,500	Bank of America Corporation	6,590,645

0.33% DIVERSIFIED TELECOMMUNICATIONS SERVICES
165,700	SBC Communications Inc.	3,935,375

0.14% ENERGY
75,000	Pengrowth Energy Trust ‘A’	1,668,750

0.06% AUTOMOTIVE
51,200	Dana Corporation	769,454

TOTAL COMMON STOCK 97.92%		$1,170,657,738
(cost $1,103,632,750)

Principal Amount ($)
CONVERTIBLE BOND 1.60%
20,000,000	Level 3 Communications 10.00% due 2011	19,169,800

(cost $20,000,000)
SHORT-TERM INVESTMENTS 1.22%
(cost $14,631,010)	PNC Bank Money Market Account, 2.85%	14,631,010

TOTAL PORTFOLIO SECURITIES 100.74%		1,204,458,548
(cost $1,138,263,760)
LIABILITIES LESS OTHER ASSETS (0.74%)		(8,938,477)

NET ASSETS 100.00%		$1,195,520,071

*	Non-income producing securities

See notes to the financial statements.

9

The Torray Institutional Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS
Investments in securities at value (amortized cost $1,138,263,760)	$1,204,458,548
Interest and dividends receivable	1,786,589
Receivable for fund shares sold	4,894,550

TOTAL ASSETS	1,211,139,687

LIABILITIES
Payable for investments purchased	5,982,152
Payable for fund shares redeemed	8,802,414
Payable to advisor	835,050

TOTAL LIABILITIES	15,619,616

NET ASSETS	$1,195,520,071

Shares of beneficial interest ($1 stated value, 10,676,913 shares outstanding, unlimited shares authorized)	$10,676,913
Paid-in-capital in excess of par	1,109,064,173
Accumulated net investment income	441,520
Accumulated net realized gain on investments	9,142,677
Net unrealized appreciation of investments	66,194,788

TOTAL NET ASSETS	$1,195,520,071

Per Share	$111.97

See notes to the financial statements.

10

The Torray Institutional Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005 (unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $49,891)	$8,630,845
Interest income	601,764

Total income	9,232,609

EXPENSES
Management fees	4,606,835

Total expenses	4,606,835

NET INVESTMENT INCOME	4,625,774

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	9,142,678
Net change in unrealized appreciation on investments	(46,162,827)

Net realized and unrealized (loss) on investments	(37,020,149)

NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(32,394,375)

See notes to the financial statements.

11

The Torray Institutional Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/05 (unaudited)	Year ended 12/31/04
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,625,774	$4,357,479
Net realized gain on investments	9,142,678	9,075,617
Capital gain distributions from investment companies	—	809,540
Net change in unrealized appreciation on investments	(46,162,827)	46,162,153

Net increase (decrease) in net assets from operations	(32,394,375)	60,404,789

Distributions to Shareholders from:
Net investment income ($0.414 and $0.588 per share, respectively)	(4,184,254)	(4,367,472)
Net realized gains ($0.230 and $1.255 per share, respectively)	(2,458,978)	(9,678,951)

Total distributions	(6,643,232)	(14,046,423)

Shares of Beneficial Interest
Increase from share transactions	221,991,569	368,025,136

Total increase	182,953,962	414,383,502

Net Assets — Beginning of Period	1,012,566,109	598,182,607

Net Assets — End of Period	$1,195,520,071	$1,012,566,109

Accumulated net investment income	$441,520	$—

See notes to the financial statements.

12

The Torray Institutional Fund

FINANCIAL HIGHLIGHTS

For a share outstanding:

PER SHARE DATA

	Six months ended 06/30/05 (unaudited)		Years ended December 31:			Period ended 12/31/01(1)
			2004	2003	2002
Net Asset Value, Beginning of Period	$116.290		$110.520	$89.490	$103.300	$100.000

Income (loss) from investment operations:
Net investment income	0.454		0.588	0.671	0.679	0.359
Net gains (losses) on securities (both realized and unrealized)	(4.130)		7.025	22.586	(13.810)	3.555

Total from investment operations	(3.676)		7.613	23.257	(13.131)	3.914

Less: Distributions
Dividends (from net investment income)	(0.414)		(0.588)	(0.671)	(0.679)	(0.359)
Distributions (from capital gains)	(0.230)		(1.255)	(1.556)	0.000	(0.255)

Total distributions	(0.644)		(1.843)	(2.227)	(0.679)	(0.614)

Net Asset Value, End of Period	$111.970		$116.290	$110.520	$89.490	$103.300

TOTAL RETURN(2)	(3.15	%)**	6.96%	26.16%	(12.73%)	3.99	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$1,195,520		$1,012,566	$598,183	$137,715	$50,684
Ratios of expenses to average net assets	0.85	%*	0.85%	0.85%	0.85%	0.85	%*
Ratios of net income to average net assets	0.85	%*	0.56%	0.80%	0.85%	0.76	%*
Portfolio turnover rate	11.31%		16.12%	22.20%	6.87%	8.84	%*

*	Annualized
**	Not annualized
(1)	The Torray Institutional Fund commenced operations on June 30, 2001.
(2)	Past performance is not predictive of future performance.

See notes to the financial statements.

13

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2005 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Institutional Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Trust was organized as a business trust under Massachusetts law and commenced operations on June 30, 2001. The Fund’s primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial state- ments. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at mar- ket value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the “NOCP”) instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which The Torray Corporation (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term obliga- tions having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend in- come and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Rev- enue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no Federal income tax provision is required.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally ac- cepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

14

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2005 (unaudited)

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/05		Year ended 12/31/04
	Shares	Amount	Shares	Amount
Shares issued	2,640,077	$297,369,267	3,988,230	$445,562,922
Reinvestments of dividends and distributions	55,702	6,251,176	117,934	13,242,686
Shares redeemed	(726,178)	(81,628,874)	(811,222)	(90,780,472)

	1,969,601	$221,991,569	3,294,942	$368,025,136

Officers, Trustees and affiliated persons of The Torray Institutional Fund and their families directly or indirectly control 116,859 shares or 1.09% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2005, aggregated $341,940,435 and $122,416,373, respectively. Net unrealized appreciation of investments at June 30, 2005, includes aggregate unrealized gains of $102,801,078 and unrealized losses of $36,606,290.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, The Torray Corporation provides investment advisory and administrative services to the Fund. The Fund pays The Torray Corporation a management fee, computed daily and payable monthly at the annual rate of 0.85% of the Fund’s average daily net assets. During the six months ended June 30, 2005, The Torray Institutional Fund paid comprehensive management fees of $4,606,835. The Fund pays the manager a single comprehensive management fee which covers all operating expenses of the Fund including the investment advisory and administrative services provided by the manager as well as all miscellaneous costs incurred in connection with the ongoing operation of the Fund including transfer agency, custody, professional and registration fees.

Certain officers and Trustees of the Fund are also officers and/or shareholders of The Torray Corporation.

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

15

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2005 (unaudited)

The tax character of distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

	Six months ended 06/30/05	2004
Distributions paid from:
Ordinary income	$4,184,254	$7,577,381
Long-term capital gain	2,458,978	6,469,042

	$6,643,232	$14,046,423

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	$2,458,977
Unrealized appreciation	112,357,615

$114,816,592

The following information is based upon the federal income tax basis of investment securities as of

June 30, 2005:

Gross unrealized appreciation	$102,801,078
Gross unrealized depreciation	(36,606,290)

Net unrealized appreciation	$66,194,788

Federal income tax basis	$1,138,263,760

The primary difference between book basis and tax basis distributions is different book and tax treatment of short-term capital gains.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

16

The Torray Institutional Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES (unaudited)

As of June 30, 2005

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036, and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036, and on the Commission’s website at http://www.sec.gov.

17

The Torray Institutional Fund

ABOUT YOUR FUND’S EXPENSES (unaudited)

As of June 30, 2005

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

18

The Torray Institutional Fund

ABOUT YOUR FUND’S EXPENSES (unaudited)

As of June 30, 2005

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value 12/31/04	Ending Account Value 06/30/05	Expenses Paid During Period*
Based on the actual Fund return	$1,000.00	$968.50	$4.15
Based on a hypothetical 5% annual return less expenses	$1,000.00	$1,020.58	$4.26

*Annualized expense: ratio — 0.85%

19

TRUSTEES

Douglas C. Eby

Bruce C. Ellis

Patricia Kavanagh

William M Lane

Carl C. MacCartee, Jr.

Robert P. Moltz

Charlene R. Nunley

Roy A. Schotland

Wayne H. Shaner

Robert E. Torray

INVESTMENT ADVISOR

The Torray Corporation

OFFICERS

Robert E. Torray, President

Douglas C. Eby, Vice President

William M Lane, Vice President

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102-1732

TRANSFER AGENT

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406-1212

LEGAL COUNSEL

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The

TORRAY

INSTITUTIONAL

FUND

SEMI-ANNUAL REPORT

June 30, 2005

The Torray Institutional Fund

Suite 1100

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6523

(301) 493-4600

(800) 443-3036

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                         The Torray Fund

By (Signature and Title)*         /s/ William M Lane

William M Lane, President & Secretary

(principal executive officer)

Date                  August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ William M Lane

William M Lane, President & Secretary

(principal executive officer)

Date                 August 26, 2005

By (Signature and Title)*         /s/ Douglas C. Eby

Douglas C. Eby, Vice President & Treasurer

(principal financial officer)

Date                 August 26, 2005

*	Print the name and title of each signing officer under his or her signature.